COMMITMENTS AND CONTINGENCIES (Details Textual) In Thousands, unless otherwise specified	1 Months Ended				12 Months Ended
	Jun. 30, 2011 USD ($)	Jun. 30, 2011 EUR (€)	Mar. 31, 2006 USD ($)	Mar. 31, 2006 EUR (€)	Dec. 31, 2012 USD ($) sqft	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 ILS	Dec. 31, 2005 USD ($)	Dec. 31, 2012 New Israeli Shekel [Member] USD ($)
Operating Leases, Rent Expense					$ 1,701	$ 1,733	$ 1,487
Lease Agreement Maximum Penalties Amount					371
Guarantee Obligations Total											163
Loss Contingency, Damages Sought, Value			643	488				13,930	52,000
Loss Contingency Damages Sought Value Increase	238,000	63,755
Grants Received										1,526
Percentage Of Royalty										3.00%
Lease Commitment Description					amount of lease commitment for the next 6 months in Israel and India mentioned above is approximately $ 277
Area of Land					43,170
Lease Expiration Date					Dec. 31, 2014
Contractual Obligation					$ 188